Equity Incentive Plan - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Disclosure [Abstract]
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	100.00%
Eligible Employees Elective Deferral, Percentage	4.00%
Deferred Compensation Arrangement with Individual, Contributions by Employer	$ 0.5	$ 0.3	$ 0.3